Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Revenue
Revenues	$ 904	$ 932	$ 1,309
Cost of sales
Cost of sales	206	262	542
Inventory write-down	0	0	150
Total cost of sales	206	262	692
Gross margin	698	670	617
Operating expenses
Research and development	219	239	306
Selling, General and Administrative Expense	406	467	553
Amortization	136	153	186
Impairment of goodwill	0	0	57
Impairment of long-lived assets	0	11	501
Loss on sale, disposal and abandonment of long-lived assets	3	9	171
Debentures fair value adjustment recorded in earnings	(117)	191	24
Arbitration Awards and settlements, net, included in operations	(9)	(683)	0
Total operating expenses	638	387	1,798
Operating income (loss)	60	283	(1,181)
Investment income (loss), net	17	123	(27)
Income (loss) from continuing operations before income taxes	77	406	(1,208)
Provision for (recovery of) income taxes	(16)	1	(2)
Net income (loss)	$ 93	$ 405	$ (1,206)
Earnings Per Share, Basic	$ 0.17	$ 0.76	$ (2.30)
Earnings Per Share, Diluted	$ 0.00	$ 0.74	$ (2.30)